Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2021
Entity Registrant Name	BNY Mellon Investment Funds VII, Inc.
Entity Central Index Key	0000889169
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 03, 2022
Document Effective Date	May 06, 2022
Prospectus Date	May 06, 2022
BNY Mellon Short Term Income Fund | Class D
Prospectus:
Trading Symbol	DSTIX
BNY Mellon Short Term Income Fund | Class A
Prospectus:
Trading Symbol	BYSAX
BNY Mellon Short Term Income Fund | Class I
Prospectus:
Trading Symbol	BYSIX
BNY Mellon Short Term Income Fund | Class Y
Prospectus:
Trading Symbol	BYSYX